Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 3,625	$ 15,437
Accounts receivable	224,881	217,583
Receivable from affiliates	15,485	56,220
Inventories	26,722	30,779
Other current assets	4,056	1,917
Total current assets	274,769	321,936
Property, plant and equipment, net	396,066	351,156
Equity method investment	269,635	224,095
Goodwill	36,116	28,322
Other intangible assets (net of accumulated amortization of $370 and $1,155 at December 31, 2014 and 2013, respectively)	16,640	5,775
Other noncurrent assets, net	13,037	5,852
Total assets	1,006,263	937,136
Current liabilities:
Accounts payable	211,300	212,449
Payable to affiliates	27,909	69,368
Accrued liabilities	23,282	10,151
Other current liabilities	3,191	3,814
Total current liabilities	265,682	295,782
Long-term debt	432,092	245,088
Commitments and contingencies (Note 9)
Partners’ capital:
General partner	67,632	43,133
Total Rose Rock Midstream, L.P. partners’ capital	308,489	317,709
Noncontrolling interests in consolidated subsidiaries	0	78,557
Total equity	308,489	396,266
Total liabilities and partners’ capital	1,006,263	937,136
Capital Unit, Class A [Member] | SemGroup [Member]
Partners’ capital:
Common units	76,321	40,772
Common Units [Member] | Public [Member]
Partners’ capital:
Common units	69,929	159,961
Common Units [Member] | SemGroup [Member]
Partners’ capital:
Common units	155,367	79,218
Subordinated Units [Member] | SemGroup [Member]
Partners’ capital:
Common units	$ (60,760)	$ (5,375)